REVENUE RECOGNITION - Narrative (Details)	12 Months Ended
	Jan. 31, 2022 USD ($) customer	Jan. 31, 2021 USD ($)	Jan. 31, 2020 USD ($)
Disaggregation of Revenue [Line Items]
Software maintenance, period	1 year
Capitalized contract cost, impairment loss	$ 0
Amount reclassified to accounts receivable from contract asset	13,000,000	$ 19,000,000
Contract assets recognized in current period	19,100,000	11,400,000
Accounts receivable, net	179,198,000	175,001,000
Current period revenue recognized from beginning balance of contract liabilities	$ 107,200,000	129,600,000
Governments outside the United States
Disaggregation of Revenue [Line Items]
Number of customers outside the United States | customer	2
Accounts receivable, net	$ 80,100,000	72,600,000
Sales Commission
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	8,300,000	9,800,000
Capitalized contract cost, amortization	24,400,000	23,800,000	$ 28,200,000
Sales Commission | Prepaid expenses and other current assets
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	6,400,000	5,300,000
Sales Commission | Other assets
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	1,900,000	4,500,000
Costs to Fulfill
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	3,600,000	6,500,000
Capitalized contract cost, amortization	7,800,000	13,500,000	$ 11,800,000
Costs to Fulfill | Prepaid expenses and other current assets
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	3,100,000	4,500,000
Costs to Fulfill | Other assets
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	$ 500,000	$ 2,000,000
Minimum
Disaggregation of Revenue [Line Items]
Unbundled contracts renewal term	1 year
Warranty period	90 days
Maximum
Disaggregation of Revenue [Line Items]
Unbundled contracts renewal term	3 years
Warranty period	3 years